Tax matters - Changes in Tax assets and liabilities (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in deferred tax assets and liabilities
Deferred tax assets - Balances at the beginning of the period	$ 21,340	$ 20,757
Deferred tax assets - (Charge)/Credit to Consolidated Income	(1,116)	1,430
Deferred tax assets - (Charge) Credit to Consolidated Other Comprehensive Income	(602)	(280)
Deferred tax assets - Other Movements	(327)	(567)
Deferred tax assets - Balances at the end of the period	19,295	21,340	$ 20,757
Deferred tax liabilities - Balances at the beginning of the period	(3,440)	(3,461)
Deferred tax liabilities - (Charge)/Credit to Consolidated Income	(73)	(160)
Deferred tax liabilities - (Charge) Credit to Consolidated Other Comprehensive Income	1,598	(96)
Deferred tax liabilities - Other Movements	225	277
Deferred tax liabilities - Balances at the end of the period	(1,690)	(3,440)	(3,461)
Balances at the beginning of the period	17,900	17,296
(Charge)/Credit to Consolidated income	(1,189)	1,270	190
(Charge) Credit to Consolidated Other Comprehensive Income	996	(376)
Other Movements	(102)	(290)
Balances at the end of the period	$ 17,605	$ 17,900	$ 17,296